Repurchase of Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 14, 2018 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Mar. 30, 2021 USD ($)
Repurchase of ordinary share of ZTO Express
Total cash consideration for repurchase of ordinary shares | ¥			¥ 3,810,586		¥ 1,228,341		¥ 738,746
ADR | New share repurchase program on November 15, 2018
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary shares (in shares) | shares			36,074,242		14,491,197
Share Price | $ / shares				$ 25.21		$ 22.20
Aggregate value of shares authorized to repurchase | $		$ 1,000							$ 500
Period of share repurchase program		2 years
ADR | Class A ordinary shares | New share repurchase program on November 15, 2018
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary shares (in shares) | shares							7,716,436
Share Price | $ / shares								$ 17.33
Total cash consideration for repurchase of ordinary shares | ¥							¥ 924,418
Aggregate value of shares authorized to repurchase | $	$ 500
Period of share repurchase program	18 months